Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings per share [Abstract]
Calculation of basic and diluted earnings per share
 The calculation of basic and diluted earnings per share for each period presented was as follows:

	Year Ended December 31,
(amounts in millions, except per share data)	2012	2011	2010

Net income	$750.5	$521.9	$562.9

Average shares outstanding (basic)	246.4	245.0	243.1
Common stock equivalents	1.7	2.1	2.4
Incremental shares from assumed conversion of convertible debentures	–	2.1	2.0

Shares utilized in diluted earnings per share calculation	248.1	249.2	247.5

Earnings per share:
Basic	$3.05	$2.13	$2.32
Diluted	$3.02	$2.09	$2.27